3. STOCKHOLDERS' EQUITY (Details - Option information) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Stock Options
Range of exercise prices	$0.27-$20.75
Number of shares outstanding	409,087	400,087	392,587
Weighted average contractual life	6 years 3 months 7 days	2 years 2 months 16 days	8 years 1 month 24 days
Weighted average exercise price	$ 4.41	$ 4.49	$ 4.56
Exercisable number of shares	409,087
Exercisable weighted average exercise price	$ 6.21
Option 1
Range of exercise prices	$ 1.20
Number of shares outstanding	207,800
Weighted average contractual life	7 years 8 months 5 days
Weighted average exercise price	$ 1.20
Exercisable number of shares	207,800
Exercisable weighted average exercise price	$ 1.20
Option 2
Range of exercise prices	$ 0.90
Number of shares outstanding	9,000
Weighted average contractual life	9 years 6 months 7 days
Weighted average exercise price	$ 0.90
Exercisable number of shares	9,000
Exercisable weighted average exercise price	$ 0.90
Option 3
Range of exercise prices	$ 0.85
Number of shares outstanding	9,000
Weighted average contractual life	8 years 6 months 7 days
Weighted average exercise price	$ 0.85
Exercisable number of shares	9,000
Exercisable weighted average exercise price	$ 0.85
Option 4
Range of exercise prices	$ 0.55
Number of shares outstanding	49,500
Weighted average contractual life	7 years 7 months 13 days
Weighted average exercise price	$ 0.55
Exercisable number of shares	49,500
Exercisable weighted average exercise price	$ 0.55
Option 5
Range of exercise prices	$ 0.27
Number of shares outstanding	40,000
Weighted average contractual life	7 years 15 days
Weighted average exercise price	$ 0.27
Exercisable number of shares	40,000
Exercisable weighted average exercise price	$ 0.27
Option 6
Range of exercise prices	$ 1.35
Number of shares outstanding	1,200
Weighted average contractual life	5 years 4 months 28 days
Weighted average exercise price	$ 1.35
Exercisable number of shares	1,200
Exercisable weighted average exercise price	$ 1.35
Option 7
Range of exercise prices	$ 1.25
Number of shares outstanding	1,200
Weighted average contractual life	4 years 4 months 28 days
Weighted average exercise price	$ 1.25
Exercisable number of shares	1,200
Exercisable weighted average exercise price	$ 1.25
Option 8
Range of exercise prices	$ 6.25
Number of shares outstanding	1,600
Weighted average contractual life	2 years 5 months 1 day
Weighted average exercise price	$ 6.25
Exercisable number of shares	1,600
Exercisable weighted average exercise price	$ 6.25
Option 9
Range of exercise prices	$ 7.75
Number of shares outstanding	1,200
Weighted average contractual life	3 years 4 months 28 days
Weighted average exercise price	$ 7.75
Exercisable number of shares	1,200
Exercisable weighted average exercise price	$ 7.75
Option 10
Range of exercise prices	$ 11.50
Number of shares outstanding	800
Weighted average contractual life	1 year 5 months 1 day
Weighted average exercise price	$ 11.50
Exercisable number of shares	800
Exercisable weighted average exercise price	$ 11.50
Option 11
Range of exercise prices	$ 13.75
Number of shares outstanding	50,427
Weighted average contractual life	1 year 10 months 10 days
Weighted average exercise price	$ 13.75
Exercisable number of shares	50,427
Exercisable weighted average exercise price	$ 13.75
Option 12
Range of exercise prices	$ 20.75
Number of shares outstanding	37,360
Weighted average contractual life	11 months 16 days
Weighted average exercise price	$ 20.75
Exercisable number of shares	37,360
Exercisable weighted average exercise price	$ 20.75